CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - CAD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Operating activities
Net loss	$ (21,562,138)	$ (17,083,048)
Items not involving cash
Depreciation	4,252,703	2,393,459
Gain on changes in fair value of biological assets	(544,493)	(2,674,261)
Fair value changes in financial assets	203,985	230,535
Inventory write-down	2,823,978	0
Share-based payments	11,436,660	6,201,559
Share of income from joint venture	(19,099,401)	(4,321,011)
Interest and accretion expense	577,089	144,261
Deferred income tax recovery	(805,000)	(317,497)
Loss on settlement of deferred payment	864,229	0
Changes in non-cash operating working capital
Accounts receivable	(2,547,970)	(1,233,683)
Due from related parties	866,595	(1,182,574)
Prepaid expenses	128,151	(1,569,486)
Inventory and biological assets	(13,233,756)	(506,703)
Accounts payable and accrued liabilities	3,767,495	2,918,467
Due to related parties	8,017,956	149,494
Net cash flows used in operating activities	(24,853,917)	(16,850,488)
Investing activities
Investment in joint venture (Note 10)	(15,280,000)	(12,000,000)
Acquisition of asset (Note 4)	(1,099,799)	(22,634,061)
Acquisition of business, net of cash acquired	0	(2,000,000)
Deposits on equipment	1,409,442	(2,000,000)
Purchase of plant and equipment	(20,369,102)	(8,050,364)
Purchase of intangible assets	(1,561,785)	(5,183)
Net cash flows used in investing activities	(36,901,244)	(46,689,608)
Financing activities
Payment of lease liabilities	(362,361)	(57,221)
Proceeds from financing	18,768,423	49,800,000
Share issuance costs	(877,196)	(291,137)
Proceeds from convertible debenture financing	24,217,000	0
Repayment of long term debt	(2,503,064)	0
Repayment of deferred payment	(8,000,000)	0
Stock option exercises	1,144,190	613,989
Interest paid	(284,634)	0
Warrant exercises	0	21,856,622
Net cash flows provided by financing activities	32,102,358	71,922,253
(Decrease)/increase in cash and cash equivalents	(29,652,803)	8,382,157
Cash and cash equivalents, beginning of year	36,042,090	44,523,145
Cash and cash equivalents, end of year	6,389,287	52,905,302
Supplemental Information:
Fair value of shares issued to settle portion of deferred payment (Note 4)	$ 8,199,371	$ 0